Property, plant and equipment, net (Tables)	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property Plant And Equipment Useful Lives [Text Block]
Property, plant and equipment consisted of the following:

	As of June 30,
	2012	2013	2013
	RMB	RMB	US$

Buildings	136,815,777	147,405,677	24,017,610
Leasehold improvements	62,206,509	75,721,358	12,337,693
Office equipment	56,561,134	72,174,784	11,759,831
Computer equipment	1,590,335	2,258,110	367,926
Motor vehicles	12,765,415	16,119,245	2,626,396
	269,939,170	313,679,174	51,109,456
Less: accumulated depreciation and amortization	(85,461,554)	(116,073,925)	(18,912,557)
Property, plant and equipment, net	184,477,616	197,605,249	32,196,899